Income Taxes - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 10,839	$ 23,219	$ 29,509
Additions related to current year	384	242	145
Additions related to prior years	565
Reductions related to the lapse of applicable statute of limitations	(2,874)	(12,622)	(6,435)
Balance at end of the year	$ 8,914	$ 10,839	$ 23,219